Commitments (Future Purchase Commitments) (Details) (USD $) In Millions, unless otherwise specified	Sep. 28, 2013
Commitments and Contingencies Disclosure [Abstract]
2014	$ 1,482
2015	54
2016	48
2017	33
2018	24
2019 and beyond	74
Total	$ 1,715